Interest Income and Other (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and Other Income [Line Items]
Interest income									$ 6,350	$ 6,200	$ 5,442
Foreign exchange transaction gains (losses), net									250	(560)	(542)
Other									(941)	664	(477)
Interest income and other	$ 1,156	$ 1,584	$ (363)	$ 3,282	$ 895	$ 486	$ 2,923	$ 2,000	$ 5,659	$ 6,304	$ 4,423